LIQUIDITY (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	May 17, 2022	Feb. 12, 2021	Jan. 11, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 13, 2022
Class of Stock [Line Items]
Accumulated deficit				$ 28,926	$ 21,902
Proceeds from convertible notes			$ 350	$ 0	$ 350
Net proceeds from sale of stock	$ 3,900
Sale of stock (in shares)	3,700,000
Common stock, par value (in usd per share)	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Sale of stock, price per share (in usd per share)	$ 1.0632
Stock issuance costs	$ 572
Warrants issuance expense	$ 85
Cash and cash equivalents				$ 3,781	$ 3,702
IPO
Class of Stock [Line Items]
Net proceeds from sale of stock		$ 15,500
Sale of stock (in shares)		2,250,000
Sale of stock, price per share (in usd per share)		$ 8.00